DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding forward contracts, notional amount	$ 3,785		$ 5,626
Realized gain arising during the period from foreign currency derivative contracts	91
Unrealized gain arising during the period from foreign currency derivative contracts	145
Fair value of outstanding forward contracts	195		141
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain arising during the period from foreign currency derivative contracts	145		141
Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain arising during the period from foreign currency derivative contracts	$ 91		$ 0